                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07245

Morgan Stanley Balanced Fund
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
  (Address of principal executive offices)                           (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: January 31, 2008

Date of reporting period: July 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Balanced Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended July 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED JULY 31, 2007

                                                                                      LIPPER
                                                                                      MIXED-
                                                                                       ASSET
                                                                       LEHMAN         TARGET
                                                  RUSSELL            BROTHERS     ALLOCATION
                                                  1000(R)                U.S.         GROWTH
                                                    VALUE         GOVERNMENT/          FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     CREDIT INDEX(2)       INDEX(3)
   1.86%       1.40%       1.47%       1.92%       0.04%              2.06%            3.28%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

During the six-month period ended July 31, 2007, the woes of the subprime mortgage market (which makes loans to less creditworthy borrowers) began surfacing early in the period, and together with a sell-off in China's stock market, sparked a precipitous decline in global stock markets at the end of February. Although the initial disruption turned out to be temporary, subprime fears began to overwhelm the market in June and July amid news of hedge fund implosions and mortgage lender bankruptcies. Moreover, American Express announced it significantly increased its cash reserves on the expectation that account delinquencies would likely rise in the coming months. Investors feared that the subprime contagion would spread beyond the mortgage market into other areas of the economy, ending the easy liquidity that had fueled the markets for the past several years and hurting both corporations and consumers' ability to borrow and spend.

In this environment, the broad stock and bond markets barely stayed above water. The Russell 1000 Value Index, which represents the universe of large-capitalization value stocks in which the Fund primarily invests the equity portion of its portfolio, was further dragged down by its considerable exposure to financial stocks, the largest sector in the index.

In the fixed income markets, yields generally rose across the U.S. Treasury yield curve until July, when the turmoil in the market led to a significant re-pricing of risk which resulted in a flight-to-quality that pushed Treasury yields lower. For the overall period, the Treasury yield curve steepened as the rally in two-year and five-year maturities was more robust than movement on the longer end of the curve.

After several years of relatively easy credit availability and very low spreads, credit terms and availability became a central theme affecting the bond market and pushed yield spreads wider in all of the non-Treasury areas. Investment-grade corporate credit spreads widened significantly during the period. Spreads in the major sectors -- utilities, finance, and industrials -- rose between 30 and 60 basis points versus end-of-January levels, although many specific credits experienced much greater spread widening. With regard to the mortgage sector, discount and current coupon mortgages underperformed equal-duration Treasuries for the period while higher coupon mortgages outperformed.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Balanced Fund outperformed the Russell 1000(R) Value Index and underperformed both the Lehman Brothers U.S. Government/Credit Index and the Lipper Mixed-Asset

Target Allocation Growth Funds Index for the six months ended July 31, 2007, assuming no deduction of applicable sales charges.

In the Fund's stock portfolio, outperformance relative to the Russell 1000 Value Index was driven in large part by positioning in the financial services sector. Real estate investment trusts (REITs) and regional banks performed poorly amid a weakening housing market and the problems in the subprime mortgage market, but the Fund had no exposure to REITs and limited exposure to regional bank stocks. An underweight in the diversified financials industry -- which is less exposed to the mortgage industry but declined during the period regardless -- also bolstered relative returns during the period. In the consumer staples sector, stock selection in the food, beverage and tobacco industry added value. A food and beverage company in which the Fund owned a position announced a spin-off of one of its business units, causing a rally in the share prices of the company and in other companies across the food and beverage industry. The materials sector also contributed positively to relative performance, primarily due to a holding that generates more of its revenues in the health care space (i.e., the company also has a chemicals-related business that causes it to be classified within the materials sector).

Conversely, detractors from the Fund's performance relative to the Russell 1000 Value Index included an underweight in the energy sector. The sector has continued to perform well, but energy stocks' expensive valuations remain unattractive in our view. The technology sector was another area of weakness. Selected holdings in the hardware and equipment and the software and services industries declined due to company-specific reasons. Finally, the Fund's holdings in the industrials sector lagged behind the Russell 1000 Value Index's stronger performing names, which hurt relative performance.

In the bond portfolio, we maintained an overall duration* lower than that of the Lehman Brothers U.S. Government/Credit Index. This conservative interest-rate posture was additive to performance for most of the period as interest rates generally rose. In July, however, when the Treasury market rallied and interest rates fell, this positioning had a small negative effect on relative performance, though this was cushioned somewhat by the favorable effects of the Fund's overweight in the 7- to 10-year area of the curve and a concurrent underweight at the longer end.

The Fund's underweight versus the Lehman Brothers U.S. Government/Credit Index to mortgage and agency securities had a favorable effect on performance, as did an emphasis on higher-coupon mortgages, which outperformed lower-coupon mortgages for the overall period. However, the Fund's exposure to certain non-agency mortgage-backed securities detracted from performance in July, more than offsetting the benefit derived from the Fund's

----------------------------------------------------

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

overall mortgage sector underweight during the month.
The Fund's below-benchmark exposure to credit had a favorable impact on relative performance during the period, including its very defensive posture regarding banks and brokers. We maintained the Fund's below-benchmark sensitivity to credit spreads, also known as "spread duration", which also benefited performance. Some adverse security selection decisions, however, had a small unfavorable effect on relative returns.
As of the end of the reporting period, the Fund held 66 percent in stocks, 28 in bonds, and 6 percent in short-term investments.

   TOP 10 HOLDINGS
   U.S. Treasury Securities                             7.8%
   Federal National Mortgage Assoc                      6.8
   Bayer AG (ADR) (Germany)                             2.1
   Schering-Plough Corp.                                2.0
   Wal-Mart Stores, Inc.                                2.0
   General Electric Co.                                 1.9
   Time Warner, Inc.                                    1.9
   JPMorgan Chase & Co.                                 1.9
   Verizon Communications, Inc.                         1.8
   Citigroup, Inc.                                      1.6

   PORTFOLIO COMPOSITION*
   Common Stocks                                       64.4%
   U.S. Government Agencies & Obligations              15.6
   Corporate Notes/Bonds                                7.6
   Short-Term Investments                               5.4
   Asset-Backed                                         4.9
   Collateral Mortgage Obligations                      2.1

* Does not include open long futures contracts with an underlying face value of $47,873,626 and unrealized appreciation of $249,698, and open short futures contracts with underlying face value of $17,984,235 and unrealized depreciation of $262,998, and open swap contracts with net unrealized depreciation of $319,461.

Data as of July 31, 2007. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 60 PERCENT OF ITS ASSETS IN COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS AND AT LEAST 25 PERCENT OF ITS ASSETS IN FIXED-INCOME SECURITIES. WITHIN THESE LIMITATIONS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., MAY PURCHASE OR SELL SECURITIES IN ANY PROPORTION IT BELIEVES DESIRABLE BASED ON ITS ASSESSMENT OF BUSINESS, ECONOMIC AND INVESTMENT CONDITIONS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JULY 31, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 07/28/97)         (since 03/28/95)          (since 07/28/97)
   SYMBOL                              BGRAX                     BGRBX                    BGRCX                    BGRDX
   1 YEAR                              10.85%(4)                  9.97%(4)                10.07%(4)                11.14%(4)
                                        5.03(5)                   4.97(5)                  9.07(5)                    --
   5 YEARS                              9.32(4)                   8.49(4)                  8.51(4)                  9.59(4)
                                        8.15(5)                   8.20(5)                  8.51(5)                    --
   10 YEARS                             6.44(4)                   5.79(4)                  5.64(4)                  6.68(4)
                                        5.87(5)                   5.79(5)                  5.64(5)
   SINCE INCEPTION                      6.61(4)                   5.96(4)                  8.70(4)                  6.85(4)
                                        6.03(5)                   5.96(5)                  8.70(5)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 fund represented in this Index. The Fund is in the Lipper Mixed-Asset Target Allocation Growth Funds Index as of the date of this report.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/07 - 07/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             02/01/07 -
                                                                     02/01/07            07/31/07             07/31/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (1.86% return).......................................         $1,000.00           $1,018.60              $5.26
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.59              $5.26
CLASS B
Actual (1.40% return).......................................         $1,000.00           $1,014.00              $8.99
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.87              $9.00
CLASS C
Actual (1.47% return).......................................         $1,000.00           $1,014.70              $8.99
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,015.87              $9.00
CLASS D
Actual (1.92% return).......................................         $1,000.00           $1,019.20              $4.01
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.83              $4.01

------------------

 * Expenses are equal to the Fund's annualized expense ratios of 1.05%, 1.80%, 1.80% and 0.80% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED)

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             Common Stocks (65.7%)
             Aerospace & Defense (0.9%)
    61,860   Raytheon Co. ...............................................................  $    3,424,570
                                                                                           --------------
             Beverages: Non-Alcoholic (1.3%)
    95,100   Coca-Cola Co. (The).........................................................       4,955,661
                                                                                           --------------
             Cable/Satellite TV (1.0%)
   149,443   Comcast Corp. (Class A)*....................................................       3,925,868
                                                                                           --------------
             Casino/Gaming (0.0%)
     4,685   Fitzgeralds Gaming Corp.* (a)...............................................               0
                                                                                           --------------
             Chemicals: Major Diversified (2.7%)
   118,030   Bayer AG (ADR) (Germany)....................................................       8,352,983
    47,660   E.I. du Pont de Nemours & Co. ..............................................       2,227,152
                                                                                           --------------
                                                                                               10,580,135
                                                                                           --------------
             Computer Communications (0.4%)
    54,100   Cisco Systems, Inc.*........................................................       1,564,031
                                                                                           --------------
             Computer Processing Hardware (0.3%)
    23,932   Hewlett-Packard Co. ........................................................       1,101,590
                                                                                           --------------
             Discount Stores (2.0%)
   168,460   Wal-Mart Stores, Inc. ......................................................       7,740,737
                                                                                           --------------
             Drugstore Chains (0.2%)
   124,800   Rite Aid Corp.*.............................................................         687,648
                                                                                           --------------
             Electric Utilities (3.3%)
   115,970   American Electric Power Co., Inc. ..........................................       5,043,535
    50,610   Entergy Corp. ..............................................................       5,058,976
    46,950   FirstEnergy Corp. ..........................................................       2,852,390
                                                                                           --------------
                                                                                               12,954,901
                                                                                           --------------
             Electronic Components (0.3%)
    29,639   Tyco Electronics Ltd. ......................................................       1,061,669
                                                                                           --------------
             Finance/Rental/Leasing (1.4%)
    96,635   Freddie Mac.................................................................       5,534,286
                                                                                           --------------
             Financial Conglomerates (3.4%)
   132,802   Citigroup, Inc. ............................................................       6,184,589
   165,872   JPMorgan Chase & Co. .......................................................       7,300,027
                                                                                           --------------
                                                                                               13,484,616
                                                                                           --------------
             Food: Major Diversified (2.3%)
    58,910   ConAgra Foods Inc. .........................................................       1,493,369
   101,347   Kraft Foods Inc. (Class A)..................................................       3,319,114

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
   145,790   Unilever N.V. (NY Registered Shares) (Netherlands)..........................  $    4,411,605
                                                                                           --------------
                                                                                                9,224,088
                                                                                           --------------
             Food: Specialty/Candy (1.0%)
    76,250   Cadbury Schweppes PLC (ADR) (United Kingdom)................................       3,791,912
                                                                                           --------------
             Home Improvement Chains (0.7%)
    75,750   Home Depot, Inc. (The)......................................................       2,815,628
                                                                                           --------------
             Household/Personal Care (1.5%)
    33,080   Estee Lauder Companies, Inc. (The) (Class A)................................       1,489,262
    20,840   Kimberly-Clark Corp. .......................................................       1,401,907
    48,650   Procter & Gamble Co. (The)..................................................       3,009,489
                                                                                           --------------
                                                                                                5,900,658
                                                                                           --------------
             Industrial Conglomerates (3.8%)
   197,220   General Electric Co. .......................................................       7,644,247
    43,640   Siemens AG (ADR) (Germany)..................................................       5,526,133
    40,547   Tyco International Ltd. (Bermuda)...........................................       1,917,468
                                                                                           --------------
                                                                                               15,087,848
                                                                                           --------------
             Insurance Brokers/Services (1.4%)
   204,510   Marsh & McLennan Companies, Inc. ...........................................       5,634,250
                                                                                           --------------
             Integrated Oil (3.5%)
    72,946   ConocoPhillips..............................................................       5,896,955
    35,050   Exxon Mobil Corp. ..........................................................       2,983,806
    62,370   Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)......................       4,839,288
                                                                                           --------------
                                                                                               13,720,049
                                                                                           --------------
             Internet Retail (0.3%)
    16,490   Amazon.com, Inc.*...........................................................       1,295,125
                                                                                           --------------
             Internet Software/Services (0.8%)
   128,808   Yahoo!, Inc.*...............................................................       2,994,786
                                                                                           --------------
             Investment Banks/Brokers (1.1%)
   134,180   Charles Schwab Corp. (The)..................................................       2,701,043
    23,649   Merrill Lynch & Co., Inc. ..................................................       1,754,756
                                                                                           --------------
                                                                                                4,455,799
                                                                                           --------------
             Life/Health Insurance (0.3%)
    65,650   Aegon N.V. (NY Registered Shares) (Netherlands).............................       1,186,952
                                                                                           --------------
             Major Banks (1.0%)
    35,528   Bank of America Corp. ......................................................       1,684,738
    34,966   PNC Financial Services Group, Inc. .........................................       2,330,484
                                                                                           --------------
                                                                                                4,015,222
                                                                                           --------------

12
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
             Major Telecommunications (3.8%)
    26,456   Embarq Corp. ...............................................................  $    1,634,716
    81,900   France Telecom S.A. (ADR) (France)..........................................       2,225,223
   196,252   Sprint Nextel Corp. ........................................................       4,029,054
   164,767   Verizon Communications, Inc. ...............................................       7,022,370
                                                                                           --------------
                                                                                               14,911,363
                                                                                           --------------
             Managed Health Care (0.6%)
    48,590   CIGNA Corp. ................................................................       2,509,188
                                                                                           --------------
             Media Conglomerates (3.1%)
   361,410   Time Warner, Inc. ..........................................................       6,960,757
   133,187   Viacom Inc. (Class B)*......................................................       5,101,062
                                                                                           --------------
                                                                                               12,061,819
                                                                                           --------------
             Medical Specialties (1.1%)
    35,880   Applera Corp. - Applied Biosystems Group....................................       1,120,174
   124,170   Boston Scientific Corp.*....................................................       1,632,835
    40,547   Covidien Ltd. ..............................................................       1,660,400
                                                                                           --------------
                                                                                                4,413,409
                                                                                           --------------
             Motor Vehicles (0.5%)
    58,660   Honda Motor Co., Ltd. (ADR) (Japan).........................................       2,112,933
                                                                                           --------------
             Multi-Line Insurance (0.7%)
    29,450   Hartford Financial Services Group, Inc. (The)...............................       2,705,571
                                                                                           --------------
             Oil & Gas Pipelines (0.4%)
    47,660   Williams Companies, Inc. (The)..............................................       1,537,035
                                                                                           --------------
             Oil & Gas Production (1.0%)
    13,190   Devon Energy Corp. .........................................................         984,106
    54,990   Occidental Petroleum Corp. .................................................       3,119,033
                                                                                           --------------
                                                                                                4,103,139
                                                                                           --------------
             Oil Refining/Marketing (0.3%)
    23,330   Marathon Oil Corp. .........................................................       1,287,816
                                                                                           --------------
             Oilfield Services/Equipment (1.0%)
    43,150   Schlumberger Ltd. (Netherlands Antilles)....................................       4,087,168
                                                                                           --------------
             Other Consumer Specialties (0.2%)
     7,550   Fortune Brands, Inc. .......................................................         613,815
                                                                                           --------------
             Packaged Software (0.9%)
   177,747   Symantec Corp.*.............................................................       3,412,742
                                                                                           --------------
             Pharmaceuticals: Major (9.3%)
   120,030   Abbott Laboratories.........................................................       6,084,321
   203,910   Bristol-Myers Squibb Co. ...................................................       5,793,083

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

NUMBER OF
  SHARES                                                                                        VALUE
----------------------------------------------------------------------------------------------------------
   102,640   Eli Lilly & Co. ............................................................  $    5,551,798
    17,060   Novartis AG (ADR) (Switzerland).............................................         920,387
    84,000   Pfizer, Inc. ...............................................................       1,974,840
    38,370   Roche Holdings AG (ADR) (Switzerland).......................................       3,413,011
    25,200   Sanofi-Aventis (ADR) (France)...............................................       1,052,100
   271,600   Schering-Plough Corp. ......................................................       7,751,464
    85,370   Wyeth.......................................................................       4,142,152
                                                                                           --------------
                                                                                               36,683,156
                                                                                           --------------
             Precious Metals (0.8%)
    75,550   Newmont Mining Corp. .......................................................       3,154,212
                                                                                           --------------
             Property - Casualty Insurers (2.9%)
    74,930   Chubb Corp. (The)...........................................................       3,777,221
    98,972   Travelers Companies, Inc. (The).............................................       5,025,798
    33,440   XL Capital Ltd. (Class A) (Cayman Islands)..................................       2,603,638
                                                                                           --------------
                                                                                               11,406,657
                                                                                           --------------
             Regional Banks (0.5%)
    51,655   Fifth Third Bancorp.........................................................       1,905,553
                                                                                           --------------
             Restaurants (0.4%)
    33,530   McDonald's Corp. ...........................................................       1,605,081
                                                                                           --------------
             Semiconductors (1.0%)
    94,596   Intel Corp. ................................................................       2,234,358
   138,890   Micron Technology, Inc.*....................................................       1,648,624
                                                                                           --------------
                                                                                                3,882,982
                                                                                           --------------
             Specialty Stores (0.3%)
    44,249   Office Depot, Inc.*.........................................................       1,104,455
                                                                                           --------------
             Telecommunication Equipment (1.2%)
   390,570   Alcatel-Lucent (ADR) (France)...............................................       4,530,612
                                                                                           --------------
             Tobacco (0.8%)
    49,210   Altria Group, Inc. .........................................................       3,270,989
                                                                                           --------------
             Total Common Stocks (Cost $224,034,276).....................................     258,437,724
                                                                                           --------------

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE
----------                                                             ------   --------
             Corporate Bonds (7.8%)
             Aerospace & Defense (0.1%)
$      516   Systems 2001 Asset Trust - 144A** (Cayman Islands)......  6.664%   09/15/13          542,440
                                                                                           --------------

14
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Airlines (0.1%)
$      425   America West Airlines, Inc. (Series 01-1)...............  7.10 %   04/02/21   $      448,478
                                                                                           --------------
             Beverages: Alcoholic (0.2%)
       350   FBG Finance Ltd. - 144A** (Australia)...................  5.125    06/15/15          328,922
       440   Miller Brewing Co. - 144A**.............................  4.25     08/15/08          433,906
                                                                                           --------------
                                                                                                  762,828
                                                                                           --------------
             Cable/Satellite TV (0.1%)
       230   Comcast Cable Communications, Inc. .....................  6.75     01/30/11          238,304
        60   Comcast LCI Holdings....................................  7.625    02/15/08           60,561
                                                                                           --------------
                                                                                                  298,865
                                                                                           --------------
             Chemicals: Major Diversified (0.1%)
       240   ICI Wilmington Inc. ....................................  4.375    12/01/08          236,015
                                                                                           --------------
             Department Stores (0.0%)
        50   Federated Department Stores, Inc. ......................  6.625    09/01/08           50,295
        80   May Department Stores Co. ..............................  5.95     11/01/08           79,890
                                                                                           --------------
                                                                                                  130,185
                                                                                           --------------
             Drugstore Chains (0.1%)
       180   CVS Caremark Corp. .....................................  5.75     06/01/17          172,615
       110   CVS Caremark Corp. .....................................  5.75     08/15/11          110,448
       296   CVS Lease Pass Through - 144A**.........................  6.036    12/10/28          294,195
                                                                                           --------------
                                                                                                  577,258
                                                                                           --------------
             Electric Utilities (0.7%)
       320   Arizona Public Service Co. .............................  5.80     06/30/14          316,421
       360   Carolina Power & Light Co. .............................  5.125    09/15/13          351,241
        95   CenterPoint Energy Resource.............................  6.25     02/01/37           92,129
        55   CenterPoint Energy Resource (Series B)..................  7.875    04/01/13           60,160
       125   Consolidated Natural Gas Co. (Series C).................  6.25     11/01/11          128,127
       265   Consumers Energy Co. (Series H).........................  4.80     02/17/09          262,530
       200   Detroit Edison Co. (The)................................  6.125    10/01/10          204,313
       145   Entergy Gulf States, Inc. ..............................  3.60     06/01/08          142,773
       285   Entergy Gulf States, Inc. ..............................  5.76+    12/01/09          285,084
       330   Ohio Power Company - IBC (Series K).....................  6.00     06/01/16          332,236
       205   Public Service Electric & Gas Co. (Series MTN B)........  5.00     01/01/13          200,183
       180   Texas Eastern Transmission, LP..........................  7.00     07/15/32          198,766
       315   Wisconsin Electric Power Co. ...........................  3.50     12/01/07          313,051
                                                                                           --------------
                                                                                                2,887,014
                                                                                           --------------
             Electrical Products (0.1%)
       340   Cooper Industries, Inc. ................................  5.25     11/15/12          334,077
                                                                                           --------------

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Electronics/Appliances (0.1%)
$      260   LG Electronics Inc. - 144A** (South Korea)..............  5.00 %   06/17/10   $      253,762
                                                                                           --------------
             Finance/Rental/Leasing (0.5%)
       280   Capmark Financial Group - 144A**........................  5.875    05/10/12          262,086
       115   Capmark Financial Group - 144A**........................  6.30     05/10/17          102,048
       290   CIT Group Inc. (Series MTN).............................  4.75     08/15/08          287,129
       560   Countrywide Home Loans, Inc. (Series MTN L).............  3.25     05/21/08          548,430
       450   Nationwide Building Society - 144A** (United Kingdom)...  4.25     02/01/10          438,628
       190   Residential Capital Corp. ..............................  6.375    06/30/10          178,974
       355   SLM Corp. (Series MTN A)................................  4.00     01/15/10          332,665
                                                                                           --------------
                                                                                                2,149,960
                                                                                           --------------
             Financial Conglomerates (0.5%)
     1,000   Associates Corp. of North America.......................  6.25     11/01/08        1,007,777
        55   Bank One Corp. (Series A)...............................  6.00     02/17/09           55,524
        55   Brookfield Asset Management Inc. (Canada)...............  5.80     04/25/17           54,396
       485   Chase Manhattan Corp. ..................................  6.00     02/15/09          489,601
        90   Chase Manhattan Corp. ..................................  7.00     11/15/09           93,249
       245   General Electric Capital Corp. (Series MTN A)...........  4.25     12/01/10          238,260
                                                                                           --------------
                                                                                                1,938,807
                                                                                           --------------
             Food Retail (0.1%)
       330   Fred Meyer, Inc. .......................................  7.45     03/01/08          333,561
                                                                                           --------------
             Food: Major Diversified (0.1%)
       170   ConAgra Foods, Inc. ....................................  7.00     10/01/28          174,246
       105   ConAgra Foods, Inc. ....................................  8.25     09/15/30          122,536
        80   Sara Lee Corp. .........................................  6.125    11/01/32           72,581
                                                                                           --------------
                                                                                                  369,363
                                                                                           --------------
             Gas Distributors (0.1%)
       285   NiSource Finance Corp. .................................  5.93+    11/23/09          285,221
                                                                                           --------------
             Home Improvement Chains (0.1%)
       460   Home Depot Inc. ........................................  5.485+   12/16/09          458,810
                                                                                           --------------
             Household/Personal Care (0.1%)
       515   Clorox Co. (The)........................................  5.485+   12/14/07          515,272
                                                                                           --------------
             Industrial Conglomerates (0.1%)
       295   Textron Financial Corp. ................................  4.125    03/03/08          293,085
       255   Textron Financial Corp. (Series MTN)....................  5.125    02/03/11          254,568
                                                                                           --------------
                                                                                                  547,653
                                                                                           --------------
             Insurance Brokers/Services (0.2%)
       700   Farmers Exchange Capital - 144A**.......................  7.05     07/15/28          656,079
                                                                                           --------------

16
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Major Banks (0.6%)
$      250   Bank of New York Co., Inc. (The) (Series BKN T).........  3.80 %   02/01/08   $      247,996
       225   HSBC Finance Corp. .....................................  6.75     05/15/11          234,335
       250   Huntington National Bank (Series BKN T).................  4.375    01/15/10          244,924
       555   MBNA Corp. (Series MTN F)...............................  5.786+   05/05/08          557,037
       260   Popular North America, Inc. (Series MTN F)..............  5.65     04/15/09          259,768
       685   Unicredit Luxembourg Finance S.A. - 144A**
               (Luxembourg)..........................................  5.41+    10/24/08          685,430
                                                                                           --------------
                                                                                                2,229,490
                                                                                           --------------
             Major Telecommunications (0.5%)
       350   France Telecom S.A. (France)............................  8.50     03/01/31          439,766
       230   SBC Communications, Inc. ...............................  6.15     09/15/34          221,167
       110   Sprint Capital Corp. ...................................  8.75     03/15/32          121,202
       210   Telecom Italia Capital SA (Luxembourg)..................  4.00     11/15/08          205,784
       330   Telecom Italia Capital SA (Luxembourg)..................  4.00     01/15/10          318,271
       350   Telefonica Europe BV (Netherlands)......................  8.25     09/15/30          400,998
       400   Verizon New England Inc. ...............................  6.50     09/15/11          411,903
                                                                                           --------------
                                                                                                2,119,091
                                                                                           --------------
             Managed Health Care (0.1%)
       230   UnitedHealth Group......................................  5.44+    03/02/09          229,853
       170   UnitedHealth Group Inc. ................................  4.125    08/15/09          166,533
        30   WellPoint Inc. .........................................  3.75     12/14/07           29,796
                                                                                           --------------
                                                                                                  426,182
                                                                                           --------------
             Media Conglomerates (0.2%)
       600   Time Warner, Inc. ......................................  5.59+    11/13/09          600,637
       315   Viacom, Inc. ...........................................  6.875    04/30/36          297,114
                                                                                           --------------
                                                                                                  897,751
                                                                                           --------------
             Motor Vehicles (0.1%)
       225   DaimlerChrysler North American Holdings Co. ............  8.50     01/18/31          279,256
                                                                                           --------------
             Multi-Line Insurance (0.4%)
     1,015   AIG SunAmerica Global Financing VI - 144A**.............  6.30     05/10/11        1,047,466
       290   American General Finance Corp. (Series MTN H)...........  4.625    09/01/10          285,489
        20   American General Finance Corp. (Series MTN I)...........  4.625    05/15/09           19,834
       195   Equitable Co. ..........................................  6.50     04/01/08          196,236
       190   International Lease Finance Corp. ......................  3.75     08/01/07          190,000
                                                                                           --------------
                                                                                                1,739,025
                                                                                           --------------
             Oil & Gas Pipelines (0.1%)
       325   Plains All American Pipeline LP/PAA Finance Corp. ......  6.70     05/15/36          321,887
                                                                                           --------------
             Oil Refining/Marketing (0.1%)
       245   Valero Energy Corp. ....................................  3.50     04/01/09          237,567
                                                                                           --------------

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Other Metals/Minerals (0.1%)
$      405   Brascan Corp. (Canada)..................................  7.125%   06/15/12   $      428,715
                                                                                           --------------
             Property - Casualty Insurers (0.6%)
       660   Mantis Reef Ltd. - 144A** (Cayman Islands)..............  4.692    11/14/08          654,338
       135   Platinum Underwriters Finance Inc. (Series B)...........  7.50     06/01/17          141,724
       335   Platinum Underwriters Holdings, Ltd. (Series B)
               (Bermuda).............................................  6.371    11/16/07          334,230
       470   St. Paul Travelers Companies, Inc. (The)................  5.01     08/16/07          469,942
       630   XLLIAC Global Funding - 144A**..........................  4.80     08/10/10          618,513
                                                                                           --------------
                                                                                                2,218,747
                                                                                           --------------
             Railroads (0.1%)
       210   Burlington North Santa Fe Railway Co. ..................  6.125    03/15/09          212,529
        95   Union Pacific Corp. ....................................  6.625    02/01/08           95,526
       150   Union Pacific Corp. (Series MTN E)......................  6.79     11/09/07          150,396
                                                                                           --------------
                                                                                                  458,451
                                                                                           --------------
             Real Estate Development (0.2%)
       608   World Financial Properties - 144A**.....................  6.91     09/01/13          624,807
       328   World Financial Properties - 144A**.....................  6.95     09/01/13          337,309
                                                                                           --------------
                                                                                                  962,116
                                                                                           --------------
             Real Estate Investment Trusts (0.1%)
       465   iStar Financial Inc. ...................................  5.71+    03/09/10          465,910
                                                                                           --------------
             Regional Banks (0.2%)
       660   Marshall & Ilsley Bank (Series BKN T)...................  3.80     02/08/08          654,324
                                                                                           --------------
             Restaurants (0.1%)
       255   Tricon Global Restaurants, Inc. ........................  8.875    04/15/11          282,743
                                                                                           --------------
             Savings Banks (0.6%)
       280   Household Finance Corp. ................................  4.125    12/15/08          275,408
       175   Household Finance Corp. ................................  5.875    02/01/09          176,265
       135   Household Finance Corp. ................................  6.375    10/15/11          136,309
       255   Household Finance Corp. ................................  6.40     06/17/08          257,221
       580   Sovereign BanCorp Inc. .................................  5.59+    03/23/10          580,097
       200   Sovereign Bank (Series CD)..............................  4.00     02/01/08          198,578
       290   Washington Mutual Bank..................................  5.50     01/15/13          285,458
       295   Washington Mutual Inc. .................................  8.25     04/01/10          314,856
                                                                                           --------------
                                                                                                2,224,192
                                                                                           --------------
             Trucks/Construction/Farm Machinery (0.2%)
       110   Caterpillar Financial Services Corp. (Series MTN F).....  3.625    11/15/07          109,424
       525   Caterpillar Financial Services Corp. (Series MTN F).....  5.43+    08/20/07          525,026
                                                                                           --------------
                                                                                                  634,450
                                                                                           --------------

18
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Wireless Telecommunications (0.1%)
$      435   Vodafone Group PLC (United Kingdom).....................  5.45+%   12/28/07   $      435,205
                                                                                           --------------
             Total Corporate Bonds (Cost $30,950,861)...................................       30,740,750
                                                                                           --------------
             U.S. Government Obligations (7.7%)
             U.S. Treasury Bonds
       200   ........................................................  6.125    08/15/29          230,266
       225   ........................................................  6.375    08/15/27          263,567
     9,650   ........................................................  7.625    02/15/25       12,561,588
     6,555   ........................................................  8.125    08/15/19 -      8,583,734
                                                                                08/15/21
             U.S. Treasury Notes
     4,755   ........................................................  3.125    04/15/09        1,708,301
     4,755   ++......................................................  4.25     08/15/13        4,660,965
     4,190   U.S. Treasury Strips....................................  0.00     08/15/20        2,181,188
                                                                                           --------------
             Total U.S. Government Obligations (Cost $29,806,304).......................       30,189,609
                                                                                           --------------
             Mortgage-Backed Securities (7.3%)
             Federal Home Loan Mortgage Corp. (ARM)
       596   ........................................................  5.64     04/01/37          594,193
       895   ........................................................  5.736    01/01/37          897,602
             Federal Home Loan Mortgage Corp. Gold
       125   ........................................................  6.50     01/01/31          127,459
       323   ........................................................  7.50     08/01/11 -        336,053
                                                                                06/01/32
             Federal National Mortgage Assoc.
       617   ........................................................  6.50     07/01/32          628,209
     1,058   ........................................................  6.995    03/01/36        1,086,076
     2,786   ........................................................  7.00     07/01/18 -      2,884,787
                                                                                11/01/35
     2,437   ........................................................  7.013    01/01/36        2,500,124
     1,117   ........................................................  7.036    03/01/36        1,145,751
     1,258   ........................................................  7.449    05/01/36        1,288,276
     1,210   ........................................................  7.461    05/01/36        1,243,529
     1,720   ........................................................  7.50     08/01/23 -      1,798,755
                                                                                09/01/35
       558   ........................................................  8.00     05/01/24 -        588,661
                                                                                02/01/32
         8   ........................................................  9.50     12/01/20            8,877

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
             Federal National Mortgage Assoc. (ARM)
$      603   ........................................................  6.057%   04/01/37   $      607,138
       275   ........................................................  6.888    07/01/33          279,782
     1,173   ........................................................  6.942    10/01/35        1,206,925
     1,183   ........................................................  6.948    11/01/35        1,217,713
     1,190   ........................................................  6.977    12/01/35        1,224,436
     2,356   ........................................................  7.025    01/01/36        2,416,404
       902   ........................................................  7.479    07/01/36          927,613
     1,586   ........................................................  7.49     04/01/36        1,630,341
     1,306   ........................................................  7.498    07/01/36        1,338,135
     2,404   ........................................................  7.504    04/01/36        2,497,087
       101   Federal National Mortgage Assoc. (Dwarf)................  7.00     07/01/11 -        104,406
                                                                                05/01/12
             Government National Mortgage Assoc.
       114   ........................................................  7.50     08/15/25 -        119,652
                                                                                06/15/27
        94   ........................................................  8.00     08/15/26           99,366
                                                                                           --------------
             Total Mortgage-Backed Securities (Cost $28,870,776)........................       28,797,350
                                                                                           --------------
             Asset-Backed Securities (5.0%)
             Finance/Rental/Leasing
       696   Alliance Bancorp Trust - 2007-0A 1A1....................  5.56     07/25/37          697,913
       613   Banc of America Securities Auto Trust 2005-WF1 A3.......  3.99     08/18/09          610,415
       620   Capital Auto Receivables Asset Trust 2005-1 A4..........  4.05     07/15/09          617,379
       975   Capital Auto Receivables Asset Trust 2006-2 A3A.........  4.98     05/15/11          972,970
       250   Capital Auto Receivables Asset Trust 2006-SN1A
               A3 - 144A**...........................................  5.31     10/20/09          250,001
       875   Capital Auto Receivables Assets Trust 2007-SN1 A3B......  5.38     07/15/10          874,819
       270   Caterpillar Financial Asset Trust 2005-A A3.............  3.90     02/25/09          269,025
       375   Caterpillar Financial Asset Trust 2006-A A3.............  5.57     05/25/10          376,505
        68   CIT Equipment Collateral 2004-EF1 A3....................  3.50     09/20/08           67,274
       825   Citibank Credit Card Issuance Trust 2007-A1 A1..........  5.345    03/22/12          825,183
       257   CNH Equipment Trust 2005-A A3...........................  4.02     04/15/09          255,916
     1,010   CNH Equipment Trust 2005-B A3...........................  4.27     01/15/10        1,003,684
       390   DaimlerChrysler Auto Trust 2005-B A3....................  4.04     09/08/09          388,711
       167   Ford Credit Auto Owner Trust 2005-B A3..................  4.17     01/15/09          166,990
       650   Ford Credit Auto Owner Trust 2006-A A3..................  5.05     03/15/10          649,048
       968   GE Equipment Small Ticket LLC 2005-2A A3................  4.88     10/22/09          965,020
       250   GS Auto Loan Trust 2006-1 A3............................  5.37     12/15/10          250,343
       150   Harley Davidson Motorcycle Trust 2005-3 A2..............  4.41     06/15/12          148,584
     1,300   Harley-Davidson Motorcycle Trust 2005-1 A2..............  3.76     12/17/12        1,276,370
       775   Harley-Davidson Motorcycle Trust 2005-2 A2..............  4.07     02/15/12          766,041
       650   Hertz Vehicle Financing LLC 2005-2A A2 - 144A**.........  4.93     02/25/10          647,487
       206   Honda Auto Receivables Owner Trust 2005-2 A3............  3.93     01/15/09          205,637

20
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$      500   Honda Auto Receivables Owner Trust 2005-3 A3............  3.87 %   04/20/09   $      497,207
       875   Honda Auto Receivables Owner Trust 2005-6 A3............  4.85     10/19/09          873,318
       448   Hyundai Auto Receivables Trust 2005-A A3................  3.98     11/16/09          444,786
       290   MBNA Master Credit Card Trust 1999-B A..................  5.90     08/15/11          293,911
       642   Merrill Auto Trust Securitization 2005-1 A3.............  4.10     08/25/09          639,608
       555   National City Auto Receivables Trust 2004-A A4..........  2.88     05/15/11          546,766
       629   Nissan Auto Receivables Owner Trust 2005-B A3...........  3.99     07/15/09          625,572
       250   TXU Electric Delivery Transition Bond Co. LLC 2004-1
               A2....................................................  4.81     11/17/14          247,085
       994   USAA Auto Owner Trust 2004-2 A4.........................  3.58     02/15/11          987,364
        92   USAA Auto Owner Trust 2004-3 A3.........................  3.16     02/17/09           91,894
       279   USAA Auto Owner Trust 2005-1 A3.........................  3.90     07/15/09          277,735
        50   Volkswagen Auto Lease Trust 2005-A A3...................  3.82     05/20/08           49,826
       740   Volkswagen Auto Loan Enhanced Trust 2005-1 A3...........  4.80     07/20/09          737,865
        45   Wachovia Auto Owner Trust 2004-B A3.....................  2.91     04/20/09           45,295
       305   Wachovia Auto Owner Trust 2005-A A3.....................  4.06     09/21/09          303,788
       875   Wachovia Auto Owner Trust 2005-B A3.....................  4.79     04/20/10          873,146
                                                                                           --------------
             Total Asset-Backed Securities (Cost $19,887,731)...........................       19,820,481
                                                                                           --------------
             Collateralized Mortgage Obligations (3.2%)
             U.S. Government Agencies (1.0%)
       704   Federal Home Loan Mortgage Corp. Whole Loan 2005-S001
               2A2...................................................  5.47+    09/25/45          702,607
       997   Federal National Mortgage Assoc. 2006-28 1A1............  5.43+    03/25/36          997,113
     1,119   Federal National Mortgage Assoc. 2006-118 A2............  5.38+    12/25/36        1,115,983
     2,142   Federal National Mortgage Assoc. 2005-68 XI (IO)........  6.00     08/25/35          769,760
    11,651   Federal National Mortgage Assoc. 2006-28 1P (IO)........  1.381+   03/25/36          240,292
                                                                                           --------------
             Total U.S. Government Agencies.............................................        3,825,755
                                                                                           --------------
             Private Issues (2.2%)
       710   Adjustable Rate Mortgage Trust 2005-6A 2A1..............  5.63     11/25/35          711,164
       878   American Home Mortgage Investment Trust 2007-1 GA1C.....  5.51     05/25/47          877,758
       613   Bear Stearns Mortgage Funding Trust 2006-AR4............  5.53     12/25/36          611,367
       612   Bear Stearns Mortgage Funding Trust 2006-AR5 1A1........  5.48+    12/25/36          613,073
       989   Countrywide Alternative Loan Trust 2007-0A8 2A2.........  5.55     06/25/47          982,625
       625   Countrywide Alternative Loan Trust 2007-0A1O 2A1........  5.57     08/25/47          622,266
     3,824   Countrywide Alternative Loan Trust 2006-OA17 1XP (IO)...  1.276    12/20/46          160,024
     5,021   Countrywide Alternative Loan Trust 2006-0A21 X (IO).....  1.53     03/20/47          245,141
       850   Harborview Mortgage Loan Trust 2006-14 2A1A.............  5.47     03/19/38          851,198
       681   Residential Accredit Loans, Inc. 2007-Q03 A3............  5.58     03/25/47          681,066
       346   Residential Accredit Loans, Inc. 2007-Q04 A1............  5.52     05/25/47          346,659
       544   Residential Accredit Loans, Inc. 2007-Q04 A2............  5.58     05/25/47          544,451

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$      321   Residential Accredit Loans, Inc. 2007-q04 A3............  5.62 %   05/25/47   $      321,895
       986   Wamu Mortgage Pass-Through Certificates 2007-OA6 CA1B...  5.55     07/25/47          986,280
                                                                                           --------------
             Total Private Issues.......................................................        8,554,967
                                                                                           --------------
             Total Collateralized Mortgage Obligations (Cost $12,061,512)...............       12,380,722
                                                                                           --------------
NUMBER OF
CONTRACTS
----------
             Put Options Purchased (0.0%)
        41   90 day Euro $ December/2007 @ $94.75.......................................            6,150
        67   90 day Euro $ March/2008 @ $94.50..........................................            4,187
                                                                                           --------------
             Total Put Options Purchased (Cost $16,986).................................           10,337
                                                                                           --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             Short-Term Investments (5.5%)
             Investment Company (b) (5.4%)
$   21,110   Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional
               Class (Cost $21,109,686)...................................................     21,109,686
                                                                                             ------------
             U.S. Government Obligation (c) (0.1%)
       650   U.S. Treasury Bill*** (Cost $635,828)....................  4.845    01/10/08          635,828
                                                                                             ------------

            Total Short-Term Investments (Cost $21,745,514).........................                21,745,514
                                                                                                  ------------
            Total Investments (Cost $367,373,960) (d) (e)...........................   102.2%      402,122,487

            Liabilities in Excess of Other Assets...................................    (2.2)       (8,494,122)
                                                                                       -----      ------------
            Net Assets..............................................................   100.0%     $393,628,365
                                                                                       =====      ============

22
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

---------------------

    ADR  American Depositary Receipt.
    ARM  Adjustable Rate Mortgage.
    IO   Interest Only Security.
     *   Non-income producing security.
    **   Resale is restricted to qualified institutional investors.
    ***  This security has been physically segregated in connection with open futures contracts in the amount of $25,505.
     +   Floating rate security. Rate shown is the rate in effect at
         July 31, 2007.
    ++   Security purchased on a forward commitment basis.
    (a)  A security with a total market value equal to $0 have been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
    (b)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Institutional Liquidity Money Market
         Portfolio - Institutional Class.
    (c)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (d)  Securities have been designated as collateral in an amount equal to $70,342,678 in connection with open futures
         contracts, securities purchased on a forward commitment
         basis and open swap contracts.
    (e)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $44,348,585 and the aggregate gross unrealized depreciation is $9,600,058, resulting in net unrealized appreciation of $34,748,527.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------
   246         Long      U.S. Treasury Notes 5 Year,    $ 25,945,313       $ 130,183
                                September 2007
   107         Long      U.S. Treasury Notes 2 Year,      21,928,313         119,515
                                September 2007
    25        Short      U.S. Treasury Notes 10 Year,     (2,685,547)        (50,131)
                                September 2007
   139        Short      U.S. Treasury Bond 20 Year,     (15,298,688)       (212,867)
                                September 2007
                                                                           ---------
                         Net Unrealized Depreciation..................     $ (13,300)
                                                                           =========

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT JULY 31, 2007:

                                         NOTIONAL                                                        UNREALIZED
    SWAP COUNTERPARTY &       BUY/SELL    AMOUNT            PAY/RECEIVE                TERMINATION      APPRECIATION
   REFERENCE OBLIGATION      PROTECTION  (000'S)             FIXED RATE                   DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs International     Buy        $650                0.12 %               December 20, 2011     $  4,278
Hartford Financial Services
        Group, Inc.
Goldman Sachs International     Buy        220                 0.15                 December 20, 2011        2,949
       Motorola Inc
Goldman Sachs International     Buy        450                 0.157                December 20, 2011        5,909
       Motorola Inc
Goldman Sachs International     Buy        700                 0.22                 December 20, 2011        6,693
  Southwest Airlines Co.
Goldman Sachs International     Buy        325                 0.20                 December 20, 2011        1,719
    Union Pacific Corp.
  Citibank, NA, New York        Buy        780                 0.43                  March 20, 2012          8,720
  Tyco International Ltd.
  Citibank, NA, New York        Buy        400                 0.43                  March 20, 2012          4,472
  Tyco International Ltd.
Goldman Sachs International     Buy        650                 0.10                  March 20, 2012          5,660
        Chubb Corp
Goldman Sachs International     Buy        330                 0.22                  March 20, 2012            272
         Dell Inc
Goldman Sachs International     Sell       495                 0.74                   June 20, 2012        (46,902)
         SLM Corp.
 JPMorgan Securities, Inc.      Buy        115                 1.18                   June 20, 2014          3,156
        Belo Corp.
 JPMorgan Securities, Inc.      Buy        330                 1.30                   June 20, 2014          6,884
        Belo Corp.
Goldman Sachs International     Sell       515                 2.00                  March 20, 2017        (64,467)
  Residential Capital LLC
                                                                                                          --------
                             Net Unrealized Depreciation.............................................     $(60,657)
                                                                                                          ========

24
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED) continued

INTEREST RATE SWAP CONTRACTS OPEN JULY 31, 2007:

                      NOTIONAL
                       AMOUNT       PAYMENTS                  PAYMENTS             TERMINATION    UNREALIZED
    COUNTERPARTY      (000'S)     MADE BY FUND            RECEIVED BY FUND             DATE      DEPRECIATION
-------------------------------------------------------------------------------------------------------------
   Citibank N.A.       $8,500    Fixed Rate 5.36%             Floating Rate 5.337% May 24, 2017   $(105,825)
JPMorgan Chase & Co.    8,500    Fixed Rate 5.36              Floating Rate 5.34   May 24, 2017    (104,210)
   Deutsche Bank        3,600    Fixed Rate 5.36              Floating Rate 5.388  May 25, 2017     (30,924)
JPMorgan Chase & Co.    4,300    Fixed Rate 5.36              Floating Rate 5.448  May 29, 2017     (17,845)
                                                                                                  ---------
                                 Total Unrealize...............................................
                                                                                                  $(258,804)
                                                                                                  =========

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $346,264,274).....  $381,012,801
Investments in affiliates (cost $21,109,686)................    21,109,686
Unrealized appreciation on open swap contracts..............        50,712
Cash........................................................         3,581
Receivable for:
    Investments sold........................................     2,426,749
    Interest................................................     1,394,029
    Swap contracts collateral due from broker...............       590,000
    Dividends...............................................       446,582
    Periodic interest receivables on swap contracts.........       248,388
    Shares of beneficial interest sold......................        89,547
    Dividends from affiliate................................        68,689
    Principal paydowns......................................        41,600
Prepaid expenses and other assets...........................        65,543
                                                              ------------
    Total Assets............................................   407,547,907
                                                              ------------
Liabilities:
Unrealized depreciation on open swap contracts..............       370,173
Payable for:
    Investments purchased...................................    11,957,799
    Shares of beneficial interest redeemed..................       626,577
    Distribution fee........................................       274,453
    Periodic interest payments on swap contracts............       254,018
    Investment advisory fee.................................       187,080
    Administration fee......................................        28,790
    Variation margin........................................        28,453
    Transfer agent fee......................................         7,609
Accrued expenses and other payables.........................       184,590
                                                              ------------
    Total Liabilities.......................................    13,919,542
                                                              ------------
    Net Assets..............................................  $393,628,365
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $347,494,300
Net unrealized appreciation.................................    34,415,766
Accumulated undistributed net investment income.............       181,945
Accumulated undistributed net realized gain.................    11,536,354
                                                              ------------
    Net Assets..............................................  $393,628,365
                                                              ============
Class A Shares:
Net Assets..................................................  $123,143,514
Shares Outstanding (unlimited authorized, $.01 par value)...     8,208,153
    Net Asset Value Per Share...............................        $15.00
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $15.83
                                                              ============
Class B Shares:
Net Assets..................................................  $155,973,419
Shares Outstanding (unlimited authorized, $.01 par value)...    10,392,575
    Net Asset Value Per Share...............................        $15.01
                                                              ============
Class C Shares:
Net Assets..................................................  $112,625,640
Shares Outstanding (unlimited authorized, $.01 par value)...     7,502,263
    Net Asset Value Per Share...............................        $15.01
                                                              ============
Class D Shares:
Net Assets..................................................    $1,885,792
Shares Outstanding (unlimited authorized, $.01 par value)...       125,761
    Net Asset Value Per Share...............................        $15.00
                                                              ============

26
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2007 (unaudited)

Net Investment Income:
Income
Dividends (net of $117,093 foreign withholding tax).........  $  3,515,415
Interest....................................................     3,402,108
Dividends from affiliates...................................        68,689
                                                              ------------
    Total Income............................................     6,986,212
                                                              ------------
Expenses
Investment advisory fee.....................................     1,087,470
Distribution fee (Class A shares)...........................       156,779
Distribution fee (Class B shares)...........................       860,758
Distribution fee (Class C shares)...........................       593,034
Transfer agent fees and expenses............................       233,641
Administration fee..........................................       167,303
Shareholder reports and notices.............................        50,703
Professional fees...........................................        49,446
Custodian fees..............................................        32,606
Registration fees...........................................        21,074
Trustees' fees and expenses.................................         3,565
Other.......................................................        24,371
                                                              ------------
    Total Expenses..........................................     3,280,750
Less: amounts waived/reimbursed.............................           (56)
Less: expense offset........................................        (1,626)
                                                              ------------
    Net Expenses............................................     3,279,068
                                                              ------------
    Net Investment Income...................................     3,707,144
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................    26,126,992
Futures contracts...........................................      (345,077)
Option contracts............................................      (118,343)
Swap contracts..............................................          (849)
                                                              ------------
    Net Realized Gain.......................................    25,662,723
                                                              ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (21,972,350)
Futures contracts...........................................       241,950
Swap contracts..............................................      (330,821)
Option contracts............................................       111,696
                                                              ------------
    Net Change in Unrealized Appreciation/Depreciation......   (21,949,525)
                                                              ------------
    Net Gain................................................     3,713,198
                                                              ------------
Net Increase................................................  $  7,420,342
                                                              ============

                                                                              27
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JULY 31, 2007   JANUARY 31, 2007
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  3,707,144      $  4,250,794
Net realized gain...........................................    25,662,723        22,330,301
Net change in unrealized appreciation/depreciation..........   (21,949,525)        7,806,685
                                                              ------------      ------------
    Net Increase............................................     7,420,342        34,387,780
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................    (1,383,190)       (1,292,653)
    Class B shares..........................................    (1,232,957)       (1,456,409)
    Class C shares..........................................      (856,760)       (1,159,994)
    Class D shares..........................................       (25,482)          (31,820)
Net realized gain
    Class A shares..........................................       --             (4,941,049)
    Class B shares..........................................       --             (8,342,064)
    Class C shares..........................................       --             (6,103,928)
    Class D shares..........................................       --               (100,627)
                                                              ------------      ------------
    Total Dividends and Distributions.......................    (3,498,389)      (23,428,544)
                                                              ------------      ------------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................   (46,696,698)      225,411,146
                                                              ------------      ------------
    Net Increase (Decrease).................................   (42,774,745)      236,370,382
Net Assets:
Beginning of period.........................................   436,403,110       200,032,728
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $181,945 and dividends in excess of net investment income
of $26,810, respectively)...................................  $393,628,365      $436,403,110
                                                              ============      ============

28
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Balanced Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

the Statement of Operations; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(9) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Options -- When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. Credit Default Swaps -- A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

G. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

H. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FSAB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of July 31, 2007, this did not result in an impact to the Fund's financial statements.

I. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $500 million and 0.495% to the portion of the daily net assets in excess of $500 million.

Pursuant to Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), affiliate of the Investments Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $21,472,915 at July 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended July 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $177, $147,482 and $3,703, respectively and received $27,503 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. For the six months ended July 31, 2007, advisory fees paid were reduced by $56 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $68,689 for the six months ended July 31, 2007. During the six months ended July 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class aggregated $26,006,932 and $4,897,246, respectively.

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2007 aggregated $112,733,816 and $167,776,673, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities in the amount of $58,967,572 and $64,118,018, respectively. The Fund had purchases of $566,202 with other Morgan Stanley funds.

For the six months ended July 31, 2007, the Fund incurred brokerage commissions of $2,085 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading; increase or decrease Fund's market exposure, seek higher investment returns, or to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These future and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk also may arise from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                    FOR THE YEAR
                                                         MONTHS ENDED                        ENDED
                                                         JULY 31, 2007                 JANUARY 31, 2007
                                                   -------------------------       -------------------------
                                                          (unaudited)
                                                     SHARES        AMOUNT            SHARES        AMOUNT
                                                   ----------   ------------       ----------   ------------
CLASS A SHARES
Sold.............................................     208,734   $  3,165,408          541,360   $  7,983,706
Conversion from Class B..........................     587,565      8,954,030          767,806     11,274,673
Shares issued in connection with the acquisition
  of Morgan Stanley Balanced Income Fund and
  Morgan Stanley Income Builder Fund.............      --            --             5,761,145     83,647,510
Reinvestment of dividends and distributions......      72,870      1,102,434          360,793      5,266,799
Redeemed.........................................  (1,065,692)   (16,244,418)      (1,306,418)   (19,217,810)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class A................    (196,523)    (3,022,546)       6,124,686     88,954,878
                                                   ----------   ------------       ----------   ------------
CLASS B SHARES
Sold.............................................     249,903      3,822,691          513,859      7,552,220
Conversion to Class A............................    (587,259)    (8,954,030)        (767,637)   (11,274,673)
Shares issued in connection with the acquisition
  of Morgan Stanley Balanced Income Fund and
  Morgan Stanley Income Builder Fund.............      --            --             8,934,572    129,834,129
Reinvestment of dividends and distributions......      63,507        961,238          545,524      7,933,329
Redeemed.........................................  (1,788,121)   (27,232,249)      (2,578,346)   (37,928,547)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class B................  (2,061,970)   (31,402,350)       6,647,972     96,116,458
                                                   ----------   ------------       ----------   ------------
CLASS C SHARES
Sold.............................................     154,690      2,368,241          263,940      3,873,577
Shares issued in connection with the acquisition
  of Morgan Stanley Balanced Income Fund and
  Morgan Stanley Income Builder Fund.............      --            --             3,602,466     52,383,187
Reinvestment of dividends and distributions......      46,386        702,508          447,816      6,483,127
Redeemed.........................................    (986,988)   (15,023,332)      (1,608,685)   (23,604,763)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class C................    (785,912)   (11,952,583)       2,705,537     39,135,128
                                                   ----------   ------------       ----------   ------------
CLASS D SHARES
Sold.............................................       9,408        145,647           28,513        413,318
Shares issued in connection with the acquisition
  of Morgan Stanley Balanced Income Fund and
  Morgan Stanley Income Builder Fund.............      --            --               114,117      1,655,608
Reinvestment of dividends and distributions......       1,333         20,124            8,286        120,209
Redeemed.........................................     (31,505)      (484,990)         (66,814)      (984,453)
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) - Class D................     (20,764)      (319,219)          84,102      1,204,682
                                                   ----------   ------------       ----------   ------------
Net increase (decrease) in Fund..................  (3,065,169)  $(46,696,698)      15,562,297   $225,411,146
                                                   ==========   ============       ==========   ============

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The Fund had a net capital loss carryforward of $12,813,359 which will expire on January 31, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Income Builder Fund ("Income Builder"), the Fund obtained a net capital loss carryforward of $18,951,808 from Income Builder. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of January 31, 2007, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures contracts, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

10. Fund Acquisitions

On September 18, 2006, the Fund acquired all the net assets of the Morgan Stanley Balanced Income Fund ("Balanced Income") based on the respective valuations as of the close of business on September 15, 2006 pursuant to a plan of reorganization approved by the shareholders of Balanced Income on August 23, 2006. The acquisition was accomplished by a tax-free exchange of 1,501,467 Class A shares of the Fund at a net asset value of $14.52 per share for 1,812,244 Class A shares of Balanced Income; 5,588,566 Class B shares of the Fund at a net asset value of $14.53 per share for 6,778,119 Class B shares of Balanced Income; 2,321,112 Class C shares of the Fund at a net asset value of $14.54 per share for 2,812,414 Class C shares of Balanced

Morgan Stanley Balanced Fund
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2007 (UNAUDITED) continued

Income; and 59,403 Class D shares of the Fund at a net asset value of $14.51 per share for 71,888 Class D shares of Balanced Income. The net assets of the Fund and Balanced Income immediately before the acquisition were $180,346,678 and $137,644,097, respectively, including unrealized appreciation of $7,514,281 for Balanced Income.

On September 18, 2006, the Fund acquired all the net assets of Income Builder based on the respective valuations as of the close of business on September 15, 2006 pursuant to a plan of reorganization approved by the shareholders of Income Builder on July 17, 2006. The acquisition was accomplished by a tax-free exchange of 4,259,678 Class A shares of the Fund at a net asset value of $14.52 per share for 5,120,077 Class A shares of Income Builder; 3,346,006 Class B shares of the Fund at a net asset value of $14.53 per share for 4,014,655 Class B shares of Income Builder; 1,281,354 Class C shares of the Fund at a net asset value of $14.54 per share for 1,544,850 Class C shares of Income Builder; and 54,714 Class D shares of the Fund at a net asset value of $14.51 per share for 65,721 Class D shares of Income Builder. The net assets of the Fund and Income Builder immediately before the acquisition were $180,346,678 and $129,876,337, respectively, including unrealized appreciation of $12,705,752 for Income Builder.

Immediately after both acquisitions, the combined net assets of the Fund amounted to $447,867,112.

Morgan Stanley Balanced Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE SIX           FOR THE YEAR ENDED JANUARY 31,
                                                     MONTHS ENDED    ---------------------------------------------
                                                     JULY 31, 2007     2007      2006      2005     2004     2003
                                                     -------------   --------   -------   ------   ------   ------
                                                      (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...............      $14.89        $14.57    $13.76   $12.98   $10.73   $12.82
                                                         ------        ------    ------   ------   ------   ------

Income (loss) from investment operations:
    Net investment income++........................        0.17          0.30      0.24     0.21     0.18     0.25
    Net realized and unrealized gain (loss)........        0.11          1.20      1.21     0.79     2.30    (2.06)
                                                         ------        ------    ------   ------   ------   ------

Total income (loss) from investment operations.....        0.28          1.50      1.45     1.00     2.48    (1.81)
                                                         ------        ------    ------   ------   ------   ------

Less dividends and distributions from:
    Net investment income..........................       (0.17)        (0.29)    (0.27)   (0.22)   (0.23)   (0.28)
    Net realized gain..............................      --             (0.89)    (0.37)    --       --       --
                                                         ------        ------    ------   ------   ------   ------

Total dividends and distributions..................       (0.17)        (1.18)    (0.64)   (0.22)   (0.23)   (0.28)
                                                         ------        ------    ------   ------   ------   ------

Net asset value, end of period.....................      $15.00        $14.89    $14.57   $13.76   $12.98   $10.73
                                                         ======        ======    ======   ======   ======   ======

Total Return+......................................        1.86%(2)     10.54%    10.99%    7.80%   23.37%  (14.27)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).............        1.05%(3)(4)     1.14%    1.13%   1.13%    1.12%    1.10%

Net investment income..............................        2.29%(3)(4)     2.06%    1.70%   1.61%    1.58%    2.14%

Supplemental Data:
Net assets, end of period, in thousands............    $123,144      $125,180   $33,217   $7,017   $6,663   $5,848

Portfolio turnover rate............................          28%(2)        56%       52%      64%     117%     145%

---------------------

    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley institutional Liquidity
         Money Market Portfolio--Institutional Class during the
         period. As a result of such waivers the expenses as a
         percentage of its net assets had an effect of less than
         0.005%

                                                                              39
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX             FOR THE YEAR ENDED JANUARY 31,
                                                MONTHS ENDED    -------------------------------------------------
                                                JULY 31, 2007     2007      2006       2005       2004      2003
                                                -------------   --------   -------   --------   --------   ------
                                                 (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period..........      $14.90        $14.56    $13.75     $12.97     $10.73   $12.81
                                                    ------        ------    ------     ------     ------   ------

Income (loss) from investment operations:
    Net investment income++...................        0.12          0.19      0.14       0.11       0.10     0.16
    Net realized and unrealized gain (loss)...        0.10          1.22      1.20       0.79       2.28    (2.05)
                                                    ------        ------    ------     ------     ------   ------

Total income (loss) from investment
 operations...................................        0.22          1.41      1.34       0.90       2.38    (1.89)
                                                    ------        ------    ------     ------     ------   ------

Less dividends and distributions from:
    Net investment income.....................       (0.11)        (0.18)    (0.16)     (0.12)     (0.14)   (0.19)
    Net realized gain.........................      --             (0.89)    (0.37)     --         --        --
                                                    ------        ------    ------     ------     ------   ------

Total dividends and distributions.............       (0.11)        (1.07)    (0.53)     (0.12)     (0.14)   (0.19)
                                                    ------        ------    ------     ------     ------   ------

Net asset value, end of period................      $15.01        $14.90    $14.56     $13.75     $12.97   $10.73
                                                    ======        ======    ======     ======     ======   ======

Total Return+.................................        1.40%(2)      9.80%    10.12%      6.99%     22.37%  (14.86)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset)........        1.80%(3)(4)     1.89%    1.89%     1.89%      1.88%    1.87%

Net investment income.........................        1.54%(3)(4)     1.31%    0.94%     0.85%      0.82%    1.37%

Supplemental Data:
Net assets, end of period, in thousands.......    $155,973      $185,534   $84,568   $110,875   $114,960   $79,631

Portfolio turnover rate.......................          28%(2)        56%       52%        64%       117%     145%

---------------------

    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley institutional Liquidity
         Money Market Portfolio--Institutional Class during the
         period. As a result of such waivers the expenses as a
         percentage of its net assets had an effect of less than
         0.005%

40
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX             FOR THE YEAR ENDED JANUARY 31,
                                                 MONTHS ENDED    ------------------------------------------------
                                                 JULY 31, 2007     2007      2006      2005      2004      2003
                                                 -------------   --------   -------   -------   -------   -------
                                                  (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period...........      $14.90        $14.57    $13.76    $12.98    $10.73    $12.81
                                                     ------        ------    ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment income++....................        0.12          0.19      0.14      0.11      0.10      0.16
    Net realized and unrealized gain (loss)....        0.10          1.21      1.20      0.79      2.29     (2.05)
                                                     ------        ------    ------    ------    ------    ------

Total income (loss) from investment
 operations....................................        0.22          1.40      1.34      0.90      2.39     (1.89)
                                                     ------        ------    ------    ------    ------    ------

Less dividends and distributions from:
    Net investment income......................       (0.11)        (0.18)    (0.16)    (0.12)    (0.14)    (0.19)
    Net realized gain..........................      --             (0.89)    (0.37)    --        --        --
                                                     ------        ------    ------    ------    ------    ------

Total dividends and distributions..............       (0.11)        (1.07)    (0.53)    (0.12)    (0.14)    (0.19)
                                                     ------        ------    ------    ------    ------    ------

Net asset value, end of period.................      $15.01        $14.90    $14.57    $13.76    $12.98    $10.73
                                                     ======        ======    ======    ======    ======    ======

Total Return+..................................        1.47%(2)      9.75%    10.15%     6.98%    22.43%   (14.88)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset).........        1.80%(3)      1.89%     1.89%     1.87%     1.88%     1.87%

Net investment income..........................        1.54%(3)(4)     1.31%    0.94%    0.87%     0.82%     1.37%

Supplemental Data:
Net assets, end of period, in thousands........    $112,626      $123,508   $81,339   $81,606   $84,840   $75,323

Portfolio turnover rate........................          28%(2)(4)       56%      52%      64%      117%      145%

---------------------

    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley institutional Liquidity
         Money Market Portfolio-Institutional Class during the
         period. As a result of such waivers the expenses as a
         percentage of its net assets had an effect of less than
         0.005%

                                                                              41
                       See Notes to Financial Statements

Morgan Stanley Balanced Fund
FINANCIAL HIGHLIGHTS continued

                                                         FOR THE SIX          FOR THE YEAR ENDED JANUARY 31,
                                                        MONTHS ENDED    ------------------------------------------
                                                        JULY 31, 2007    2007     2006     2005     2004     2003
                                                        -------------   ------   ------   ------   ------   ------
                                                         (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period..................     $14.89       $14.56   $13.76   $12.97   $10.73   $12.81
                                                           ------       ------   ------   ------   ------   ------

Income (loss) from investment operations:
    Net investment income++...........................       0.19         0.34     0.28     0.24     0.22     0.27
    Net realized and unrealized gain (loss)...........       0.11         1.21     1.19     0.80     2.28    (2.04)
                                                           ------       ------   ------   ------   ------   ------

Total income (loss) from investment operations........       0.30         1.55     1.47     1.04     2.50    (1.77)
                                                           ------       ------   ------   ------   ------   ------

Less dividends and distributions from:
    Net investment income.............................      (0.19)       (0.33)   (0.30)   (0.25)   (0.26)   (0.31)
    Net realized gain.................................     --            (0.89)   (0.37)    --       --       --
                                                           ------       ------   ------   ------   ------   ------

Total dividends and distributions.....................      (0.19)       (1.22)   (0.67)   (0.25)   (0.26)   (0.31)
                                                           ------       ------   ------   ------   ------   ------

Net asset value, end of period........................     $15.00       $14.89   $14.56   $13.76   $12.97   $10.73
                                                           ======       ======   ======   ======   ======   ======

Total Return+.........................................       1.92%(2)    10.89%   11.17%    8.14%   23.56%  (13.99)%

Ratios to Average Net Assets(1):
Total expenses (before expense offset)................       0.80%(3)(4)   0.89%   0.89%    0.89%    0.88%    0.87%

Net investment income.................................       2.54%(3)(4)   2.31%   1.94%    1.85%    1.82%    2.37%

Supplemental Data:
Net assets, end of period, in thousands...............     $1,886       $2,181     $909   $1,083   $1,151   $1,347

Portfolio turnover rate...............................         28%(2)       56%      52%      64%     117%     145%

---------------------

    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Calculated based on the net asset value as of the last
         business day of the period.
    (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (2)  Not annualized.
    (3)  Annualized.
    (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley institutional Liquidity
         Money Market Portfolio--Institutional Class during the
         period. As a result of such waivers the expenses as a
         percentage of its net assets had an effect of less than
         0.005%

42
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Balanced Fund

Semiannual Report
July 31, 2007

[MORGAN STANLEY LOGO]

BGRSAN-IU07-03471P-Y07/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007


                                       3